Staff costs (Tables)	12 Months Ended
Dec. 31, 2021
Staff costs
Schedule of staff costs

	2021	2020	2019
Wages and salaries	3,280,004	2,959,856	2,438,448
Social charges and insurances	396,149	315,164	243,232
Value of share‑based services (note 14)	946,632	901,425	1,310,888
Retirement benefit (note 20)	114,353	220,559	296,247
Total staff costs	4,737,138	4,397,004	4,288,815